Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 75,212,582	$ 53,038,038	$ 22,909,166
Other comprehensive income, net of tax
Change in foreign currency translation adjustment	(5,163,862)	4,508,372	1,370,387
Fair value fluctuation of available-for-sale investment	422,324
Other comprehensive income	(4,741,538)	4,508,372	1,370,387
Comprehensive income	70,471,044	57,546,410	24,279,553
Less: comprehensive income attributable to non-controlling interest	2,227,448	1,880,168	116,371
Comprehensive income attributable to Noah Holdings Limited shareholders	$ 68,243,596	$ 55,666,242	$ 24,163,182